Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts

Schedule V

Valuation and qualifying accounts

Amounts in million EUR	2018	2017	2016
Balance at January 1	213	215	249

Addition charged to earnings	35	40	5

Amounts written off and other changes	(70)	(37)	(40)

Currency translation	1	(5)	1
Balance at December 31	179	213	215

The provisions can be analyzed as follows:

Mortgages	19	48	40

Other loans	118	116	97

Receivables	41	48	79
Total	179	213	215